Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2024	¥ 7,210
2025	6,698
2026	6,194
2027	5,564
2028	¥ 2,559